Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Leased Assets [Line Items]
Lease Expense	$ 4,261	$ 4,775	$ 3,933
Operating Lease Payments	3,226	3,233
Operating lease right of use assets	6,704	8,603
Operating lease liabilities accrued current	3,058
Operating lease liabilitites long term	3,881
Accounting Standards Update 2016-02 [Member]
Operating Leased Assets [Line Items]
Operating lease right of use assets	$ 6,704	$ 8,603
Operating lease weighted average remaining lease term	2 years 10 months 13 days	3 years 6 months
Operating lease weighted average discount rate	3.56%	3.78%
Accounting Standards Update 2016-02 [Member] | Other Current Liabilities [Member]
Operating Leased Assets [Line Items]
Operating lease liabilities accrued current	$ 3,058	$ 3,046
Accounting Standards Update 2016-02 [Member] | Other Noncurrent Liabilities [Member]
Operating Leased Assets [Line Items]
Operating lease liabilitites long term	$ 3,881	$ 5,621